Cover	Oct. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2023
Current Fiscal Year End Date	--01-31
Entity File Number	000-55089
Entity Registrant Name	AUTO PARTS 4LESS GROUP, INC.
Entity Central Index Key	0001438901
Entity Tax Identification Number	90-1494749
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	106 W. Mayflower
Entity Address, City or Town	North Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89030
City Area Code	702
Local Phone Number	267-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false